Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio
3.	MainStay VP Hedge Multi-Strategy Portfolio and MainStay VP S&P 500 Index Portfolio only (effective on or about August 28, 2024)
The investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company (“NYL”), to MainStay VP Hedge Multi-Strategy Portfolio and MainStay VP S&P 500 Index Portfolio will be transferred to New York Life Investment Management LLC (“NYLIM”), which is also an indirect, wholly owned subsidiary of NYL. NYLIM is the investment manager of these Portfolios. NYLIM will assume the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who currently provide investment services to these Portfolios will continue to provide the same investment management services to these Portfolios through NYLIM. The Subadvisory Agreement between NYLIM and IndexIQ Advisors will be terminated.
All references to IndexIQ Advisors as subadvisor in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.
Additionally, NYLIM will also replace IndexIQ LLC as the index provider for the IQ Hedge Multi-Strategy Index, the underlying index for the MainStay VP Hedge Multi-Strategy Portfolio and the underlying index will be renamed NYLI Hedge Multi-Strategy Index.

MainStay VP American Century Sustainable Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Candriam Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP CBRE Global Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Conservative Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Epoch U.S. Equity Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Equity Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Fidelity Institutional AM Utilities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Floating Rate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Growth Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Income Builder Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Indexed Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Hedge Multi-Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio
3.	MainStay VP Hedge Multi-Strategy Portfolio and MainStay VP S&P 500 Index Portfolio only (effective on or about August 28, 2024)
The investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company (“NYL”), to MainStay VP Hedge Multi-Strategy Portfolio and MainStay VP S&P 500 Index Portfolio will be transferred to New York Life Investment Management LLC (“NYLIM”), which is also an indirect, wholly owned subsidiary of NYL. NYLIM is the investment manager of these Portfolios. NYLIM will assume the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who currently provide investment services to these Portfolios will continue to provide the same investment management services to these Portfolios through NYLIM. The Subadvisory Agreement between NYLIM and IndexIQ Advisors will be terminated.
All references to IndexIQ Advisors as subadvisor in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.
Additionally, NYLIM will also replace IndexIQ LLC as the index provider for the IQ Hedge Multi-Strategy Index, the underlying index for the MainStay VP Hedge Multi-Strategy Portfolio and the underlying index will be renamed NYLI Hedge Multi-Strategy Index.

MainStay VP Janus Henderson Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP MacKay Convertible Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP MacKay U.S. Infrastructure Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP MacKay High Yield Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP MacKay Strategic Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Natural Resources Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Pimco Real Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP PineStone International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP S&P 500 Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio
3.	MainStay VP Hedge Multi-Strategy Portfolio and MainStay VP S&P 500 Index Portfolio only (effective on or about August 28, 2024)
The investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company (“NYL”), to MainStay VP Hedge Multi-Strategy Portfolio and MainStay VP S&P 500 Index Portfolio will be transferred to New York Life Investment Management LLC (“NYLIM”), which is also an indirect, wholly owned subsidiary of NYL. NYLIM is the investment manager of these Portfolios. NYLIM will assume the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who currently provide investment services to these Portfolios will continue to provide the same investment management services to these Portfolios through NYLIM. The Subadvisory Agreement between NYLIM and IndexIQ Advisors will be terminated.
All references to IndexIQ Advisors as subadvisor in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.
Additionally, NYLIM will also replace IndexIQ LLC as the index provider for the IQ Hedge Multi-Strategy Index, the underlying index for the MainStay VP Hedge Multi-Strategy Portfolio and the underlying index will be renamed NYLI Hedge Multi-Strategy Index.

MainStay VP Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP U.S. Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Wellington Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Wellington Mid Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Wellington Small Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Wellington U.S. Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio

MainStay VP Winslow Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated May 1, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.
The Board of Trustees of MainStay VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around August 12, 2024 (except as indicated below):
1.	For each of the Portfolios, the name of the Trust will change to New York Life Investments VP Funds Trust.
2.	For each of the Portfolios, the name of each Portfolio of the Trust will change as follows:

Current Portfolio Name	New Portfolio Name
MainStay VP American Century Sustainable Equity Portfolio	NYLI VP American Century Sustainable Equity Portfolio
MainStay VP Balanced Portfolio	NYLI VP Balanced Portfolio
MainStay VP Bond Portfolio	NYLI VP Bond Portfolio
MainStay VP Candriam Emerging Markets Equity Portfolio	NYLI VP Candriam Emerging Markets Equity Portfolio
MainStay VP CBRE Global Infrastructure Portfolio	NYLI VP CBRE Global Infrastructure Portfolio
MainStay VP Conservative Allocation Portfolio	NYLI VP Conservative Allocation Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio	NYLI VP Epoch U.S. Equity Yield Portfolio
MainStay VP Equity Allocation Portfolio	NYLI VP Equity Allocation Portfolio
MainStay VP Fidelity Institutional AM® Utilities Portfolio	NYLI VP Fidelity Institutional AM® Utilities Portfolio
MainStay VP Floating Rate Portfolio	NYLI VP Floating Rate Portfolio
MainStay VP Growth Allocation Portfolio	NYLI VP Growth Allocation Portfolio
MainStay VP Income Builder Portfolio	NYLI VP Income Builder Portfolio
MainStay VP Indexed Bond Portfolio	NYLI VP Indexed Bond Portfolio
MainStay VP Hedge Multi-Strategy Portfolio	NYLI VP Hedge Multi-Strategy Portfolio
MainStay VP Janus Henderson Balanced Portfolio	NYLI VP Janus Henderson Balanced Portfolio
MainStay VP MacKay Convertible Portfolio	NYLI VP MacKay Convertible Portfolio
MainStay VP MacKay U.S. Infrastructure Bond Portfolio	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond Portfolio	NYLI VP MacKay High Yield Corporate Bond Portfolio
MainStay VP MacKay Strategic Bond Portfolio	NYLI VP MacKay Strategic Bond Portfolio
MainStay VP Moderate Allocation Portfolio	NYLI VP Moderate Allocation Portfolio
MainStay VP Natural Resources Portfolio	NYLI VP Natural Resources Portfolio
MainStay VP PIMCO Real Return Portfolio	NYLI VP PIMCO Real Return Portfolio
MainStay VP PineStone International Equity Portfolio	NYLI VP PineStone International Equity Portfolio
MainStay VP S&P 500 Index Portfolio	NYLI VP S&P 500 Index Portfolio
MainStay VP Small Cap Growth Portfolio	NYLI VP Small Cap Growth Portfolio
MainStay VP U.S. Government Money Market Portfolio	NYLI VP U.S. Government Money Market Portfolio
MainStay VP Wellington Growth Portfolio	NYLI VP Wellington Growth Portfolio
MainStay VP Wellington Mid Cap Portfolio	NYLI VP Schroders Mid Cap Opportunities Portfolio
MainStay VP Wellington Small Cap Portfolio	NYLI VP Wellington Small Cap Portfolio
MainStay VP Wellington U.S. Equity Portfolio	NYLI VP Dimensional U.S. Equity Portfolio
MainStay VP Winslow Large Cap Growth Portfolio	NYLI VP Winslow Large Cap Growth Portfolio